As filed with the Securities and Exchange Commission on February 26, 2009
                                      Registration Nos. 333-62270 and 811-10399
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                            ------------------------
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No. _____
                       Post-Effective Amendment No.  32              [X]
                                     and/or

                             REGISTRATION STATEMENT
                    Under the Investment Company Act Of 1940

                              Amendment No. 34                       [X]

                             HENDERSON GLOBAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1700
                             CHICAGO, ILLINOIS 60611
          (Address of Principal Executive Offices, including Zip Code)

       Registrant's Telephone Number, Including Area Code: (312) 397-1122

(Name and Address of Agent for Service)                 Copy to:

       CHRISTOPHER K. YARBROUGH                     CATHY G. O'KELLY
      737 NORTH MICHIGAN AVENUE,                   VEDDER PRICE P.C.
              SUITE 1700                        222 NORTH LASALLE STREET
        CHICAGO, ILLINOIS 60611                 CHICAGO, ILLINOIS 60601
===============================================================================

It is proposed that this filing will become effective: (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b); or

[x]  on March 27, 2009  pursuant to paragraph (b); or

[ ]  60 days after filing pursuant to paragraph (a)(1); or

[ ]  on _______ pursuant to paragraph (a)(1); or

[ ]  75 days after filing pursuant to paragraph (a)(2); or

[ ]  on ________ pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A for Henderson Global Funds (the "Trust") is being filed pursuant to paragraph
(b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "1933 Act") solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 31 ("PEA No. 31"), which was filed with the Commission via EDGAR Accession No. 0000891804-08-003905 on December 19, 2008, pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. Since no other changes are intended to be made to PEA No. 31 by means of this filing, Parts A, B and C of PEA No. 31 are incorporated herein by reference.

                               PART A - PROSPECTUS

The Prospectus for the Class W shares for Henderson International Opportunities Fund, Henderson European Focus Fund, Henderson Global Technology Fund, Henderson Global Equity Income Fund, each a series of the Trust, is incorporated herein by reference to Part A of PEA No. 31.

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information the Fund is incorporated herein by reference to Part B of PEA No. 31.

                           PART C - OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 31.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 32 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 32 and Amendment No. 34 under the Investment Company Act of 1940, as amended to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the in City of Chicago, and State of Illinois, on the 26th day of February, 2009.

                                                      HENDERSON GLOBAL FUNDS

                                                      By:  /s/ Sean Dranfield
                                                         ----------------------
                                                         Trustee and President


SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


Signatures                            Title                              Date
----------                            -----                              ----

By:      /s/ Roland C. Baker*         Trustee                            February 26, 2009
         --------------------
         Roland C. Baker

By:      /s/ Faris F. Chesley*        Trustee                            February 26, 2009
         ---------------------
         Faris F. Chesley

By:      /s/ C. Gary Gerst*           Trustee                            February 26, 2009
         ------------------
         C. Gary Gerst

By:      /s/ Sean Dranfield           Trustee and                        February 26, 2009
         ------------------           President
         Sean Dranfield               (principal executive officer)

By:      /s/ Troy Statczar            Treasurer                           February 26, 2009
         -----------------            (principal financial officer/
         Troy Statczar                principal accounting officer)


*By:     /s/ Sean Dranfield
         Sean Dranfield


*Pursuant to powers of attorney filed with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on August 28, 2001 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 27, 2002.